Property, Plant and Equipment	12 Months Ended
Dec. 31, 2017
Property, Plant and Equipment [Abstract]
Property, Plant and Equipment

Note 6. Property, Plant and Equipment

Property, plant and equipment, net consisted of the following:

	December 31,	December 31,
	2017	2016
	(U.S. $ in thousands)
Machinery and equipment	$133,656	$128,187
Buildings and improvements	131,993	121,970
Computer equipment and software	48,237	48,917
Office equipment, furniture and fixtures	17,893	16,393
Land	19,234	19,591
	351,013	335,058
Accumulated depreciation	(155,147)	(131,327)
	195,866	203,731
Construction work in progress	4,085	4,684
	$199,951	$208,415

Depreciation expenses were $31.6 million, $33.8 million and $33.4 million in the years ended December 31, 2017, 2016 and 2015, respectively.